PENSION (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Assumptions used
Assumed discount rate	3.00%
Estimated salary increasing rate	5.10%
Retirement benefit obligations [Member]
Benefit obligation activity
Beginning balance
Current service cost	$ 2.1
Salary	(0.4)
Transferred-in from affiliated company	6.4
Transferred-out to affiliated company	(1.4)
Effect of foreign currency translation	(0.2)
Ending Balance	6.5
Other employee benefit obligations [Member]
Benefit obligation activity
Ending Balance	$ 0.2